INCOME TAXES - Components of income tax benefit (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended		13 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2019
Current:
Federal			$ 125	$ (7,631)
State			(31)	34
Foreign			1,265	1,860
Total Current			1,359	(5,737)
Deferred:
Federal			(6,850)	(505)
State			(1,666)	(1,728)
Foreign			(114)	(275)
Total Deferred			(8,630)	(2,508)
Total provision (benefit) for income taxes	$ 24,073	$ (2,800)	$ (7,271)	$ (8,245)	$ (8,245)